Institutional Class

Prospectus Supplement

November 1, 2004

Morgan Stanley Institutional Fund Trust

Supplement dated

November 1, 2004 to

the Institutional Class

Prospectus dated

January 30, 2004 of:

EQUITY PORTFOLIOS

Equity Portfolio

Mid Cap Growth Portfolio

U.S. Mid Cap Value Portfolio (formerly, “U.S. Mid Cap Core Portfolio”)

U.S. Small Cap Value Portfolio (formerly, “U.S. Small Cap Core Portfolio”)

Value Portfolio

FIXED INCOME PORTFOLIOS

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

High Yield Portfolio

Intermediate Duration Portfolio

International Fixed Income Portfolio

Limited Duration Portfolio

Municipal Portfolio

Targeted Duration Portfolio

U.S. Core Fixed Income Portfolio

BALANCED PORTFOLIOS

Balanced Portfolio

Effective November 1, 2004, the Board of Trustees (the “Board”) of the Morgan Stanley Institutional Fund Trust (the “Fund”) approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”) to reduce the fee payable by certain of the Fund’s Portfolios as identified below. The Board also approved amending certain of the Fund’s administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to dividend disbursing and shareholder communications services with respect to the Fund, and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. In keeping with these changes, the Board approved the Fund to enter into a new transfer agency agreement with J.P. Morgan Investor Services Co. (“JPMorgan”) to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund and thereby replacing the existing transfer agency agreement dated November 18, 1993 with JPMorgan.

Portfolio	Reduced Advisory Fee
Equity Portfolio	0.50% of the portion of the daily net assets not exceeding $150 million; 0.45% of the portion of the daily net assets exceeding $150 million but not exceeding $250 million; 0.40% of the portion of the daily net assets exceeding $250 million but not exceeding $350 million; and 0.35% of the portion of the daily net assets exceeding $350 million

U.S. Mid Cap Value Portfolio	0.72% of the portion of the daily net assets not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion

U.S. Small Cap Value Portfolio	0.67% of the portion of the daily net assets not exceeding $500 million; 0.645% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% of the portion of the daily net assets exceeding $1 billion

Value Portfolio	0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% of the portion of the daily net assets exceeding $3 billion

Core Plus Fixed Income Portfolio	0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.30% of the portion of the daily net assets exceeding $1 billion

High Yield Portfolio	0.45% of the portion of the daily net assets not exceeding $1.5 billion; and 0.40% of the portion of the daily net assets exceeding $1.5 billion

Please retain this supplement for future reference.

LIT INST 11/04

Investment Class

Prospectus Supplement

November 1, 2004

Morgan Stanley Institutional Fund Trust

Supplement dated November 1, 2004 to the Investment Class Prospectus dated January 30, 2004 of:

EQUITY PORTFOLIOS

Equity Portfolio

U.S. Mid Cap Value Portfolio (formerly, “U.S. Mid Cap Core Portfolio”)

Value Portfolio

FIXED INCOME PORTFOLIOS

Core Plus Fixed Income Portfolio

High Yield Portfolio

U.S. Core Fixed Income Portfolio

BALANCED PORTFOLIOS

Balanced Portfolio

Effective November 1, 2004, the Board of Trustees (the “Board”) of the Morgan Stanley Institutional Fund Trust (the “Fund”) approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”) to reduce the fee payable by certain of the Fund’s Portfolios as identified below. The Board also approved amending certain of the Fund’s administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to dividend disbursing and shareholder communications services with respect to the Fund, and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. In keeping with these changes, the Board approved the Fund to enter into a new transfer agency agreement with J.P. Morgan Investor Services Co. (“JPMorgan”) to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund and thereby replacing the existing transfer agency agreement dated November 18, 1993 with JPMorgan.

Portfolio	Reduced Advisory Fee

Equity Portfolio	0.50% of the portion of the daily net assets not exceeding $150 million; 0.45% of the portion of the daily net assets exceeding $150 million but not exceeding $250 million; 0.40% of the portion of the daily net assets exceeding $250 million but not exceeding $350 million; and 0.35% of the portion of the daily net assets exceeding $350 million

U.S. Mid Cap Value Portfolio	0.72% of the portion of the daily net assets not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion

Value Portfolio	0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% of the portion of the daily net assets exceeding $3 billion

Core Plus Fixed Income Portfolio	0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.30% of the portion of the daily net assets exceeding $1 billion

High Yield Portfolio	0.45% of the portion of the daily net assets not exceeding $1.5 billion; and 0.40% of the portion of the daily net assets exceeding $1.5 billion

Please retain this supplement for future reference.

LIT INV 11/04

Adviser Class

Prospectus Supplement

November 1, 2004

Morgan Stanley Institutional Fund Trust

Supplement dated

November 1, 2004 to

the Adviser Class Prospectus dated January 30, 2004 of:

EQUITY PORTFOLIOS

Equity Portfolio

Mid Cap Growth Portfolio

U.S. Mid Cap Value Portfolio (formerly, “U.S. Mid Cap Core Portfolio”)

U.S. Small Cap Value Portfolio (formerly, “U.S. Small Cap Core Portfolio”)

Value Portfolio

FIXED INCOME PORTFOLIOS

Core Plus Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

High Yield Portfolio

U.S. Core Fixed Income Portfolio

BALANCED PORTFOLIOS

Balanced Portfolio

Effective November 1, 2004, the Board of Trustees (the “Board”) of the Morgan Stanley Institutional Fund Trust (the “Fund”) approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”) to reduce the fee payable by certain of the Fund’s Portfolios as identified below. The Board also approved amending certain of the Fund’s administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to dividend disbursing and shareholder communications services with respect to the Fund, and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. In keeping with these changes, the Board approved the Fund to enter into a new transfer agency agreement with J.P. Morgan Investor Services Co. (“JPMorgan”) to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund and thereby replacing the existing transfer agency agreement dated November 18, 1993 with JPMorgan.

Portfolio	Reduced Advisory Fee
Equity Portfolio	0.50% of the portion of the daily net assets not exceeding $150 million; 0.45% of the portion of the daily net assets exceeding $150 million but not exceeding $250 million; 0.40% of the portion of the daily net assets exceeding $250 million but not exceeding $350 million; and 0.35% of the portion of the daily net assets exceeding $350 million

U.S. Mid Cap Value Portfolio	0.72% of the portion of the daily net assets not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion

U.S. Small Cap Value Portfolio	0.67% of the portion of the daily net assets not exceeding $500 million; 0.645% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% of the portion of the daily net assets exceeding $1 billion

Value Portfolio	0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% of the portion of the daily net assets exceeding $3 billion

Core Plus Fixed Income Portfolio	0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.30% of the portion of the daily net assets exceeding $1 billion

High Yield Portfolio	0.45% of the portion of the daily net assets not exceeding $1.5 billion; and 0.40% of the portion of the daily net assets exceeding $1.5 billion

Please retain this supplement for future reference.

LIT ADV 11/04

Stable Value Investment Class

Prospectus Supplement

November 1, 2004

Morgan Stanley Institutional Fund Trust

Supplement dated November 1, 2004 to the Stable Value Investment Class Prospectus dated January 30, 2004 of:

Core Plus Fixed Income Portfolio

Intermediate Duration Portfolio

Targeted Duration Portfolio

Effective November 1, 2004, the Board of Trustees (the “Board”) of the Morgan Stanley Institutional Fund Trust (the “Fund”) approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”) to reduce the fee payable by certain of the Fund’s Portfolios as identified below. The Board also approved amending certain of the Fund’s administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to dividend disbursing and shareholder communications services with respect to the Fund, and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. In keeping with these changes, the Board approved the Fund to enter into a new transfer agency agreement with J.P. Morgan Investor Services Co. (“JPMorgan”) to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund and thereby replacing the existing transfer agency agreement dated November 18, 1993 with JPMorgan.

Portfolio	Reduced Advisory Fee
Core Plus Fixed Income Portfolio	0.375% of the portion of the daily net assets not exceeding $1 billion; and 0.30% of the portion of the daily net assets exceeding $1 billion

Please retain this supplement for future reference.

LIT SBI 11/04

Statement of Additional Information

Supplement

November 1, 2004

Morgan Stanley Institutional Fund Trust

Supplement dated November 1, 2004 to the Statement of Additional Information of Morgan Stanley Institutional Fund Trust dated January 30, 2004:

Effective November 1, 2004, the Board of Trustees (the “Board”) of the Morgan Stanley Institutional Fund Trust (the “Fund”) approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”) to reduce the fee payable by certain of the Fund’s Portfolios. The Board also approved amending certain of the Fund’s administration arrangements, including amending and restating the administration agreement with MSIM to remove the provisions related to dividend disbursing and shareholder communications services with respect to the Fund, and to provide for MSIM to pay certain out-of-pocket expenses incurred in the ordinary course of providing such services. In keeping with these changes, the Board approved the Fund to enter into a new transfer agency agreement with J.P. Morgan Investor Services Co. (“JPMorgan”) to provide transfer agency, dividend disbursing and shareholder communications services with respect to the Fund and thereby replacing the existing transfer agency agreement dated November 18, 1993 with JPMorgan.

******

Additionally, in The Portfolios’ Investments and Strategies section, under the Investments section of the chart, a row entitled “Real Estate Investment Trusts” is hereby added to the chart with an “X” for each of the following Portfolios: Balanced Portfolio, Equity Portfolio, Mid Cap Growth Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio and Value Portfolio.

The following paragraph is hereby added to the section of the Statement of Additional Information entitled “Investments”:

Investment in Real Estate Investment Trusts.    Real Estate Investment Trusts (“REITs”) pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

A shareholder in any of the portfolios, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

Please retain this supplement for future reference.